Unproved Mineral Properties Disclosure: Schedule of Option Agreement Commitments, Exeter Claim (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Schedule of Option Agreement Commitments, Exeter Claim

Option Payment
Upon execution of the option agreement	$25,000
On or before May 12, 2016	25,000
On or before May 12, 2017	25,000
On or before May 12, 2018	25,000
On or before May 12, 2019	50,000
Total	$150,000